INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule Of Income tax expense
	2023	2022

Current income tax expense (recovery)	$(527)	$1,144
Deferred income tax expense (recovery)	(525)	3,440
Total income tax expense (recovery)	$(1,052)	$4,584

Schedule Of reconciliation of income taxes
	2023	2022

Net income (loss) before income taxes	$(510)	$7,680

Combined statutory tax rate	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	(138)	2,074

Reconciling items:
Effect of difference in foreign tax rates	57	326
Non-deductible/non-taxable items	892	1,205
Change in unrecognized deductible temporary differences	(334)	1,169
Impact of foreign exchange	(1,574)	(351)
Special mining duties	157	385
Revisions to estimates	(19)	(215)
Share issue costs	(136)	(3)
Other items	43	(6)

Income tax expense (recovery) recognized in the year	$(1,052)	$4,584

Schedule Of deferred tax impact
	December 31,	December 31,
	2023	2022

Deferred income tax assets	$2,034	$1,426
Deferred income tax liabilities	(6,730)	(6,647)

	$(4,696)	$(5,221)

Schedule Of income tax assets and liabilities
	December 31, 2023	December 31, 2022

Reclamation provision	$979	$167
Other deductible temporary differences	1,055	1,259
Exploration and evaluation assets	(3,054)	(3,310)
Plant, equipment and mining properties	(3,676)	(2,337)

Net deferred income tax liabilities	$(4,696)	$(5,221)

Schedule Of Unrecognized deductible temporary differences
	December 31, 2023	December 31, 2022

Tax losses carried forward - Canada	$20,468	$20,370
Tax losses carried forward - Mexico	50,889	42,575
Share issue costs	815	841
Plant, equipment and mining properties	511	411
Exploration and evaluation assets	1,174	1,156
Investments	2,267	1,289

Unrecognized deductible temporary differences	$76,124	$66,642